Issued Capital (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Issued Capital [Abstract]
Schedule of issued capital by classes

		Years Ended June 30,
	Notes	2019	2018	2017

(a) Issued Capital
860,837,432 (2018: 533,891,470) fully paid ordinary shares	10(b)	156,632,636	143,910,328	144,018,006
Nil (2017: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		156,632,636	143,910,328	144,018,006

Schedule of movements in issued shares

	June 30,
	2019		2018		2017
	No.	A$	No.	A$	No.	A$
Beginning of the year	533,891,470	143,910,328	533,891,470	144,018,006	533,891,470	144,177,570

Movement during the year	326,945,962	12,722,308	-	(107,678)	-	(159,564)

End of the year	860,837,432	156,632,636	533,891,470	143,910,328	533,891,470	144,018,006

Schedule of share issuances

Date	Details	Notes	Number	Issue Price	A$
Year end June 30, 2016			-	-	(16,500)
30 June 2017	Security issuance costs		-	-	(159,564)
Year end June 30, 2017			-	-	(159,564)
June 30, 2018	Security issuance costs		-	-	(107,678)
Year end June 30, 2018			-	-	(107,678)
13 July 2018	Issue of shares under ATM Facility		3,083,580	0.05	166,086
4 January 2019	Issue of shares under ATM Facility		15,789,360	0.05	749,614
4 February 2019	Issue of shares under ATM Facility		1,912,440	0.04	78,508
21 March 2019	Issue of shares under ATM Facility		7,930,740	0.05	430,346
21 March 2019	Issue of shares under ATM Facility		3,723,120	0.05	169,064
21 March 2019	Issue of shares under ATM Facility		156,000	0.05	7,341
21 March 2019	Issue of shares under ATM Facility		1,014,240	0.04	43,544
8 April 2019	Issue of shares under strategic investment by Life Biosciences LLC		269,905,533	0.04	10,526,318
8 April 2019	Issue of shares to sophisticated and professional investors		23,430,949	0.04	913,807
June 30, 2019	Security issuance costs				(362,320)
Year end June 30, 2019			326,945,962		12,722,308

(i) Shares issued to consultants for services are recorded as non-cash compensation and are recognized at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued. Shares issued to consultants have been valued as outlined below:

Schedule of movements in options

	June 30,
	2019		2018		2017
	Number of Options	A$	Number of Options	A$	Number of Options	A$
Beginning of the year	-	-	-	-	-	2,701,644

Reclassify expired options to accumulated losses	-	-	-	-		(2,701,644)

End of the year*	-	-	-	-	-	-

*	In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2019 and 2018.